Segment Information (Details) - Schedule of Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reportable segment revenue:
Total segment and consolidated revenue	$ 6,776	$ 10,638	$ 17,038
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	6,319	9,498	15,774
Reconciling Items:
Selling, general and administrative expenses	(6,837)	(7,178)	(17,162)
Research development expenses	(853)	(476)	(419)
Impairment of long-lived assets	(138)	(951)	(135)
Other income/(expense)	1,251	(1,380)	(228)
Income tax expense			(24)
Net loss	(6,120)	(8,845)	(16,704)
Revenue – equipment [Member]
Reportable segment revenue:
Total segment and consolidated revenue	4,801	8,626	6,958
Revenue – hosting [Member]
Reportable segment revenue:
Total segment and consolidated revenue	366	1,303	2,600
Revenue – mining pool [Member]
Reportable segment revenue:
Total segment and consolidated revenue	309	676	7,480
Revenue – mining [Member]
Reportable segment revenue:
Total segment and consolidated revenue	1,300	33
Cost of revenues – equipment [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	4,290	7,748	8,382
Cost of revenues – hosting [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	328	1,054
Cost of revenues – mining pool [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	309	676	7,392
Cost of revenues – mining [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	$ 1,392	$ 20